PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited)
1
Voya Mid Cap Research Enhanced
Index Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 1.6%
548
Cable One, Inc.
$ 249,888
0.1
22,690  Iridium
Communications, Inc.
656,876
0.4
1,239
(1)
Roku, Inc.
78,280
0.1
1,901
(1)
Spotify Technology SA
487,435
0.3
33,087
TEGNA, Inc.
463,549
0.3
2,567
(1)
Trade Desk, Inc.
- Class A
219,299
0.1
7,598
(1)
TripAdvisor, Inc.
203,778
0.1
23,736
(1)
ZoomInfo
Technologies, Inc.
397,815
0.2
2,756,920
1.6
Consumer Discretionary : 15.9%
14,192
ADT, Inc.
103,034
0.1
10,893
BorgWarner, Inc.
339,099
0.2
15,072
Boyd Gaming Corp.
996,711
0.6
1,024
Brunswick Corp.
89,498
0.0
566
(1)
Burlington Stores, Inc.
116,087
0.1
2,379
(1)
Caesars
Entertainment, Inc.
103,415
0.1
1,207
(1)
CarMax, Inc.
95,353
0.1
22,860
(1)
Coupang, Inc.
423,367
0.2
7,157
(1)
Crocs, Inc.
874,943
0.5
1,554
(1)
Deckers Outdoor Corp.
1,391,747
0.8
3,350  Dick's Sporting Goods,
Inc.
595,931
0.3
3,791
DR Horton, Inc.
566,527
0.3
6,184
(1)
Five Below, Inc.
1,241,005
0.7
784
(1)(2)
Floor & Decor
Holdings, Inc. - Class A
94,958
0.1
6,346
(1)(2)
GameStop Corp.
- Class A
90,557
0.0
13,044
Gap, Inc.
247,053
0.1
41,071
Gentex Corp.
1,500,324
0.8
25,362
(1)
Goodyear Tire &
Rubber Co.
301,301
0.2
884  Graham Holdings Co.
- Class B
620,860
0.3
6,761
(1)
Grand Canyon
Education, Inc.
911,383
0.5
12,042
H&R Block, Inc.
589,456
0.3
6,691
Harley-Davidson, Inc.
242,683
0.1
5,701
(1)
Hilton Grand
Vacations, Inc.
255,861
0.1
2,984  Hyatt Hotels Corp.
- Class A
458,313
0.3
10,694
KB Home
710,402
0.4
10,398
Kohl's Corp.
289,792
0.2
8,120
Lear Corp.
1,115,282
0.6
5,051
Leggett & Platt, Inc.
103,141
0.1
987
Lennar Corp. - Class A
156,449
0.1
1,064
(1)
Light & Wonder, Inc.
106,943
0.1
1,492
Lithia Motors, Inc.
446,198
0.3
9,480
LKQ Corp.
495,709
0.3
31,913
Macy's, Inc.
556,563
0.3
12,112
(1)
Mattel, Inc.
238,606
0.1
12,945
(1)
MGM Resorts
International
560,260
0.3
34,527
(2)
Nordstrom, Inc.
724,031
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
15
(1)
NVR, Inc.
$ 114,384
0.1
6,917
(1)
Ollie's Bargain Outlet
Holdings, Inc.
554,536
0.3
25,267
(1)
Penn Entertainment,
Inc.
462,386
0.3
2,542
(1)
Planet Fitness, Inc.
- Class A
157,731
0.1
2,957
PVH Corp.
404,133
0.2
2,792
Ralph Lauren Corp.
519,089
0.3
18,987
(1)
Skechers USA, Inc.
- Class A
1,173,586
0.7
11,919
Tapestry, Inc.
566,510
0.3
22,540
(1)
Taylor Morrison Home
Corp.
1,275,989
0.7
1,395
Toll Brothers, Inc.
159,923
0.1
4,261
(1)
TopBuild Corp.
1,714,541
1.0
62,677
(1)
Under Armour, Inc.
- Class A
561,586
0.3
51,183
Wendy's Co.
926,924
0.5
4,830
Williams-Sonoma, Inc.
1,137,610
0.6
1,097
Wingstop, Inc.
385,102
0.2
1,315
Wynn Resorts Ltd.
138,338
0.1
5,732
(1)
YETI Holdings, Inc.
235,241
0.1
28,240,451
15.9
Consumer Staples : 4.9%
22,570
(1)
BellRing Brands, Inc.
1,285,362
0.7
8,431
(1)
BJ's Wholesale Club
Holdings, Inc.
615,800
0.3
310
(1)
Boston Beer Co., Inc.
- Class A
95,523
0.1
337  Casey's General
Stores, Inc.
102,613
0.1
4,655
(1)
Celsius Holdings, Inc.
379,941
0.2
1,007  Coca-Cola
Consolidated, Inc.
846,686
0.5
15,269
(1)
Darling Ingredients,
Inc.
646,031
0.4
2,824
(1)
e.l.f. Beauty, Inc.
588,889
0.3
8,231
Ingredion, Inc.
968,213
0.5
20,899
(1)
Performance Food
Group Co.
1,604,416
0.9
30,001
(1)
US Foods Holding
Corp.
1,523,751
0.9
8,657,225
4.9
Energy : 4.9%
20,800  Antero Midstream
Corp.
278,720
0.2
23,726
(1)
Antero Resources
Corp.
609,758
0.3
19,153
Baker Hughes Co.
566,737
0.3
31,682
ChampionX Corp.
984,043
0.6
3,145
Chord Energy Corp.
510,905
0.3
13,664
(1)
CNX Resources Corp.
286,261
0.2
3,715
Coterra Energy, Inc.
95,773
0.0
2,338  Diamondback Energy,
Inc.
426,732
0.2
82,295  Equitrans Midstream
Corp.
879,734
0.5

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,634
Halliburton Co.
$ 197,584
0.1
6,330
HF Sinclair Corp.
351,315
0.2
19,092  Matador Resources
Co.
1,205,660
0.7
29,366
Murphy Oil Corp.
1,164,949
0.7
7,022  New Fortress Energy,
Inc.
246,823
0.1
8,019
Ovintiv, Inc.
396,219
0.2
3,369  Range Resources
Corp.
106,528
0.1
3,554
(1)
Weatherford
International PLC
364,676
0.2
8,672,417
4.9
Financials : 15.5%
7,057  Affiliated Managers
Group, Inc.
1,103,080
0.6
19,185
Ally Financial, Inc.
709,653
0.4
10,649  American Financial
Group, Inc.
1,359,558
0.8
1,473  Ameriprise Financial,
Inc.
600,041
0.3
24,761  Annaly Capital
Management, Inc.
472,688
0.3
3,869  Ares Management
Corp. - Class A
513,146
0.3
5,923  Axis Capital Holdings
Ltd.
370,602
0.2
19,249
Bank OZK
843,106
0.5
9,470  Citizens Financial
Group, Inc.
297,263
0.2
34,800  CNO Financial Group,
Inc.
928,812
0.5
15,391  Commerce
Bancshares, Inc.
800,948
0.5
10,587  East West Bancorp,
Inc.
771,369
0.4
41,240  Equitable Holdings,
Inc.
1,412,058
0.8
797  Erie Indemnity Co.
- Class A
324,283
0.2
19,048
Essent Group Ltd.
1,020,401
0.6
3,317  Evercore, Inc. - Class
A
620,544
0.4
994
Everest Re Group Ltd.
366,667
0.2
1,737  Fidelity National
Financial, Inc.
87,857
0.1
16,732  First American
Financial Corp.
977,316
0.6
17,585  Hancock Whitney
Corp.
766,706
0.4
2,487  Hartford Financial
Services Group, Inc.
238,354
0.1
14,602  International
Bancshares Corp.
757,698
0.4
18,054  Jefferies Financial
Group, Inc.
755,018
0.4
7,400
Loews Corp.
555,962
0.3
1,000  MarketAxess Holdings,
Inc.
213,410
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
52,254  MGIC Investment
Corp.
$ 1,039,332
0.6
474
MSCI, Inc.
265,900
0.2
9,315  OneMain Holdings,
Inc.
439,947
0.2
3,094  Pinnacle Financial
Partners, Inc.
255,936
0.1
6,153  Prosperity Bancshares,
Inc.
384,009
0.2
8,007  Reinsurance Group of
America, Inc.
1,416,038
0.8
453  RenaissanceRe
Holdings Ltd.
101,843
0.1
45,812
Rithm Capital Corp.
496,602
0.3
32,593
SLM Corp.
678,912
0.4
28,566  Starwood Property
Trust, Inc.
582,461
0.3
2,287
State Street Corp.
168,621
0.1
14,041
Synchrony Financial
579,893
0.3
10,712
(1)
Toast, Inc. - Class A
246,376
0.1
3,374  Tradeweb Markets,
Inc. - Class A
357,037
0.2
11,080
UMB Financial Corp.
904,239
0.5
28,206
Unum Group
1,394,787
0.8
11,938  Wintrust Financial
Corp.
1,150,226
0.6
3,935
XP, Inc. - Class A
93,023
0.1
27,421,722
15.5
Health Care : 7.7%
3,147  Agilent Technologies,
Inc.
432,272
0.2
1,916  AmerisourceBergen
Corp.
451,410
0.3
3,004
(1)
Arrowhead
Pharmaceuticals, Inc.
96,428
0.1
8,507
Bruker Corp.
736,196
0.4
4,680
Cardinal Health, Inc.
524,066
0.3
25,665
(1)
Doximity, Inc. - Class A
724,523
0.4
3,869
(1)
Envista Holdings Corp.
79,895
0.0
45,601
(1)
Exelixis, Inc.
998,662
0.6
9,048
(1)
Globus Medical, Inc.
- Class A
488,501
0.3
3,573
(1)
Haemonetics Corp.
260,758
0.1
10,948
(1)
Halozyme
Therapeutics, Inc.
435,840
0.2
3,979
(1)
HealthEquity, Inc.
328,705
0.2
7,613
(1)
Inari Medical, Inc.
351,112
0.2
6,572
(1)
Incyte Corp.
383,542
0.2
1,028
(1)
Inspire Medical
Systems, Inc.
184,053
0.1
7,241
(1)
Jazz Pharmaceuticals
PLC
860,955
0.5
11,108
(1)
Lantheus Holdings,
Inc.
726,241
0.4
10,255
(1)
LivaNova PLC
562,077
0.3
76
(1)
Mettler-Toledo
International, Inc.
94,789
0.1
1,896
(1)
Molina Healthcare, Inc.
746,853
0.4

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,115
(1)
Neurocrine
Biosciences, Inc.
$ 1,449,396
0.8
1,661
(1)
Penumbra, Inc.
390,202
0.2
9,918
(1)
Progyny, Inc.
362,205
0.2
3,937
(1)
Shockwave Medical,
Inc.
1,027,045
0.6
1,933
(1)
Tenet Healthcare Corp.
179,769
0.1
2,963
(1)
United Therapeutics
Corp.
668,571
0.4
529
(1)
Veeva Systems, Inc.
- Class A
119,295
0.1
13,663,361
7.7
Industrials : 21.0%
5,759
Acuity Brands, Inc.
1,446,891
0.8
7,788  Advanced Drainage
Systems, Inc.
1,271,313
0.7
18,101
AECOM
1,607,912
0.9
2,286
AGCO Corp.
250,774
0.1
29,633
(1)
American Airlines
Group, Inc.
464,646
0.3
872
AMETEK, Inc.
157,117
0.1
3,582  Avis Budget Group,
Inc.
386,999
0.2
523
(1)
Builders FirstSource,
Inc.
102,079
0.1
945
(1)
CACI International, Inc.
- Class A
354,233
0.2
3,151
Carlisle Cos., Inc.
1,102,850
0.6
1,093
Cintas Corp.
687,071
0.4
2,628
(1)
Clean Harbors, Inc.
478,559
0.3
15,663
(1)
Copart, Inc.
832,489
0.5
25,598
(1)
Core & Main, Inc.
- Class A
1,221,793
0.7
1,435
(1)
CoStar Group, Inc.
124,888
0.1
3,991
Curtiss-Wright Corp.
942,954
0.5
18,599
Donaldson Co., Inc.
1,332,060
0.8
34,264  Dun & Bradstreet
Holdings, Inc.
361,143
0.2
789
EMCOR Group, Inc.
247,367
0.1
2,832
EnerSys
260,204
0.1
3,816
Esab Corp.
378,242
0.2
1,751
Exponent, Inc.
141,638
0.1
8,175
Fortive Corp.
695,938
0.4
16,061  Fortune Brands
Innovations, Inc.
1,306,402
0.7
16,366
Genpact Ltd.
556,444
0.3
17,807
Graco, Inc.
1,625,067
0.9
11,932
(1)
GXO Logistics, Inc.
617,600
0.3
32,738
(1)(2)
Hertz Global Holdings,
Inc.
256,993
0.1
990
Ingersoll Rand, Inc.
90,417
0.1
8,593
ITT, Inc.
1,083,921
0.6
1,011
(1)
Kirby Corp.
88,685
0.0
3,783
Leidos Holdings, Inc.
483,694
0.3
294  Lennox International,
Inc.
138,536
0.1
1,419  Lincoln Electric
Holdings, Inc.
364,115
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,616  MSC Industrial Direct
Co., Inc. - Class A
$ 869,699
0.5
16,790
nVent Electric PLC
1,130,303
0.6
11,868
Owens Corning
1,777,589
1.0
6,076
Pentair PLC
472,652
0.3
5,660
Regal Rexnord Corp.
970,633
0.5
593  Rockwell Automation,
Inc.
169,052
0.1
7,896
Rollins, Inc.
347,977
0.2
7,458
Ryder System, Inc.
850,958
0.5
2,947
(1)
Saia, Inc.
1,695,704
1.0
10,945  Schneider National,
Inc. - Class B
257,755
0.1
13,010  Sensata Technologies
Holding PLC
447,804
0.3
5,074  Simpson
Manufacturing Co., Inc.
1,058,842
0.6
10,732  SS&C Technologies
Holdings, Inc.
684,272
0.4
12,960
Terex Corp.
743,256
0.4
11,804
Timken Co.
991,418
0.6
2,570
(2)
Watsco, Inc.
1,012,888
0.6
4,958  Watts Water
Technologies, Inc.
- Class A
1,011,184
0.6
6,244  WESCO International,
Inc.
933,416
0.5
1,320
Woodward, Inc.
186,767
0.1
1,368
(1)
XPO, Inc.
164,598
0.1
37,237,801
21.0
Information Technology : 11.5%
5,531
(1)
Allegro MicroSystems,
Inc.
174,171
0.1
6,025
Amkor Technology, Inc.
186,895
0.1
3,660
(1)
Arrow Electronics, Inc.
430,050
0.2
20,337
Avnet, Inc.
947,501
0.5
16,410
(1)
Calix, Inc.
572,217
0.3
4,840
(1)
Cirrus Logic, Inc.
444,409
0.2
1,302
(1)
Cloudflare, Inc. - Class
A
128,299
0.1
5,037
(1)
Coherent Corp.
299,601
0.2
1,345
Concentrix Corp.
97,445
0.1
1,759
(1)
Datadog, Inc. - Class A
231,238
0.1
3,806
(1)
DocuSign, Inc.
202,746
0.1
23,090
(1)
Dropbox, Inc. - Class A
553,005
0.3
28,104
(1)
Dynatrace, Inc.
1,392,553
0.8
776
(1)
Enphase Energy, Inc.
98,560
0.1
3,346
(1)
ExlService Holdings,
Inc.
104,128
0.1
2,741
(1)
F5, Inc.
513,170
0.3
1,290
(1)
Gitlab, Inc. - Class A
93,035
0.0
7,735
(1)
GoDaddy, Inc. - Class
A
882,950
0.5
634
(1)
HubSpot, Inc.
392,326
0.2
2,199
Jabil, Inc.
316,854
0.2
2,668
(1)
Keysight Technologies,
Inc.
411,672
0.2
15,831
(1)
Lattice Semiconductor
Corp.
1,212,813
0.7

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,047
(1)
Manhattan Associates,
Inc.
$ 1,025,226
0.6
8,447
MKS Instruments, Inc.
1,036,954
0.6
776  Monolithic Power
Systems, Inc.
558,751
0.3
3,383
NetApp, Inc.
301,493
0.2
607
(1)
Onto Innovation, Inc.
111,785
0.1
1,531
Paycom Software, Inc.
279,239
0.2
5,872
(1)
Paylocity Holding
Corp.
990,078
0.6
31,585
(1)
Pure Storage, Inc.
- Class A
1,662,950
0.9
12,710
(1)
Rambus, Inc.
752,940
0.4
2,836
(1)
RingCentral, Inc.
- Class A
94,779
0.0
3,651
(1)
SentinelOne, Inc.
- Class A
102,849
0.1
1,970
(1)
Silicon Laboratories,
Inc.
270,954
0.1
4,050
(1)
Smartsheet, Inc.
- Class A
170,950
0.1
3,391
(1)
Super Micro Computer,
Inc.
2,937,013
1.7
2,204
Teradyne, Inc.
228,312
0.1
1,472
(1)
Trimble, Inc.
90,072
0.0
1,831
(1)
Zoom Video
Communications, Inc.
- Class A
129,507
0.1
20,429,490
11.5
Materials : 6.3%
15,132
Alcoa Corp.
411,742
0.2
6,804
Ashland, Inc.
637,127
0.4
19,422
Avient Corp.
786,203
0.4
19,898
(1)
Axalta Coating
Systems Ltd.
651,261
0.4
19,214  Berry Global Group,
Inc.
1,118,447
0.6
19,847
Chemours Co.
390,390
0.2
48,037
(1)
Cleveland-Cliffs, Inc.
999,170
0.6
15,010  Commercial Metals
Co.
810,540
0.5
3,750
Crown Holdings, Inc.
287,325
0.2
18,510
Element Solutions, Inc.
434,985
0.2
3,270
PPG Industries, Inc.
463,032
0.3
4,610  Reliance Steel &
Aluminum Co.
1,480,824
0.8
3,288
Royal Gold, Inc.
337,447
0.2
14,415
RPM International, Inc.
1,662,770
0.9
9,260
Sonoco Products Co.
524,857
0.3
1,877  United States Steel
Corp.
88,857
0.1
11,084,977
6.3
Real Estate : 6.7%
10,496
Agree Realty Corp.
576,755
0.3
14,492  Apartment Income
REIT Corp.
439,398
0.2
687  AvalonBay
Communities, Inc.
121,620
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
2,983
Boston Properties, Inc.
$ 193,060
0.1
53,963  Brixmor Property
Group, Inc.
1,220,104
0.7
11,807
CubeSmart
514,903
0.3
6,973  EastGroup Properties,
Inc.
1,225,086
0.7
1,431  Equity LifeStyle
Properties, Inc.
96,335
0.1
9,024
Equity Residential
543,335
0.3
7,000  First Industrial Realty
Trust, Inc.
371,000
0.2
3,148  Gaming and Leisure
Properties, Inc.
143,171
0.1
15,134  Host Hotels & Resorts,
Inc.
313,879
0.2
5,863
(1)
Jones Lang LaSalle,
Inc.
1,115,377
0.6
24,589
Kilroy Realty Corp.
931,677
0.5
10,989  Lamar Advertising Co.
- Class A
1,214,834
0.7
30,038  National Retail
Properties, Inc.
1,222,246
0.7
41,815  Park Hotels & Resorts,
Inc.
694,129
0.4
39,052  Sabra Health Care
REIT, Inc.
542,042
0.3
3,377
Welltower, Inc.
311,224
0.2
1,534
WP Carey, Inc.
86,410
0.0
11,876,585
6.7
Utilities : 3.5%
12,083
Black Hills Corp.
628,679
0.4
5,746
Edison International
390,843
0.2
10,010
Essential Utilities, Inc.
348,148
0.2
18,576
National Fuel Gas Co.
905,394
0.5
3,831
NiSource, Inc.
99,836
0.1
15,299
NorthWestern Corp.
733,128
0.4
12,782
ONE Gas, Inc.
761,807
0.4
5,900
PG&E Corp.
98,471
0.1
21,750
UGI Corp.
532,440
0.3
29,936
Vistra Corp.
1,632,709
0.9
6,131,455
3.5
Total Common Stock
(Cost $143,177,479)
176,172,404
99.5
EXCHANGE-TRADED FUNDS : 0.5%
16,095  iShares Core S&P Mid-
Cap ETF
928,038
0.5
Total Exchange-Traded
Funds
(Cost $814,763)
928,038
0.5
Total Long-Term
Investments
(Cost $143,992,242)
177,100,442
100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Repurchase Agreements : 0.4%
782,606
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
02/29/2024, 5.300%,
due 03/01/2024
(Repurchase
Amount $782,720,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market
Value plus accrued
interest $798,258, due
06/01/36-10/15/62)
$ 782,606
0.4
Total Repurchase
Agreements
(Cost $782,606)
782,606
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
181,000
(4)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $181,000) $ 181,000 0.1
Total Short-Term
Investments
(Cost $963,606)
963,606
0.5
Total Investments in
Securities
(Cost $144,955,848) $ 178,064,048 100.5
Liabilities in Excess
of Other Assets (945,135) (0.5)
Net Assets $ 177,118,913 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 176,172,404 $ — $ — $ 176,172,404
Exchange-Traded Funds 928,038 — — 928,038
Short-Term Investments 181,000 782,606 — 963,606
Total Investments, at fair value $ 177,281,442 $ 782,606 $ — $ 178,064,048
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 37,733,957
Gross Unrealized Depreciation (4,625,757)
Net Unrealized Appreciation $ 33,108,200